Investments	12 Months Ended
Dec. 31, 2021
Investments

12	Investments

The Company holds interest in certain Special Purpose Entities (SPE). Although SABESP has no majority shares of its investees, the shareholders’ agreement provides for the power of veto in certain management issues, however, with no ability to use such power of veto in a way to affect the returns over the investments, indicating participating shared control (joint venture – IFRS 11).

The Company holds interest recognized by the equity accounting in the following investees:

(a)	Sesamm

As of August 15, 2008, Sesamm – Serviços de Saneamento de Mogi Mirim S/A was incorporated for a period of 30 years from the date the concession agreement with the municipality for the purpose of providing complementary services to the sewage diversion system and implementing and operating sewage treatment system in the municipality of Mogi Mirim, including the disposal of solid waste.

Sesamm's capital as of December 31, 2021, totaled R$ 19,532, and was represented by 19,532,409 registered common shares without a par value. SABESP holds 36% of its equity interest and GS Inima 64%.

The operations initiated in June 2012.

(b)	Águas de Andradina

As of September 15, 2010, the Company, Águas de Andradina S.A. was incorporated, with indefinite term, for the purpose of providing water supply and sewage services to the municipality of Andradina.

As of December 31, 2021, the capital of Águas de Andradina totaled R$ 17,936, divided into 17,936,174 registered common shares without a par value. SABESP holds 30% of its equity interest and Iguá 70%.

The Company pledges as guarantee 100% of its shares in Águas de Andradina as a counter guarantee for the issuance of Letters of Guarantee with BNDES.

The operations initiated in October 2010.

(c)	Águas de Castilho

As of October 29, 2010, the Company, Águas de Castilho, was incorporated for the purpose of providing water supply and sewage services to the municipality of Castilho.

As of December 31, 2021, the company’s capital was R$ 2,785, and was represented by 2,785,225 registered shares without a par value. SABESP holds a 30% interest and Iguá 70%.

The Company pledges as guarantee 100% of its shares in Águas de Castilho as a counter guarantee for the issuance of Letters of Guarantee with BNDES.

The operations initiated in January 2011.

(d)	Attend Ambiental

As of August 23, 2020, Attend Ambiental S/A was incorporated with the purpose of implementing and operating a pre-treatment station of non-domestic effluents and sludge transportation in the metropolitan region of São Paulo, as well as the development of other related activities and the creation of similar infrastructures in other locations in Brazil and abroad.

As of December 31, 2021, the capital totaled R$ 37,677, and was represented by 37,677,245 registered common shares without a par value. SABESP holds a 45% interest and Estre 55%.

The operations initiated in December 2014.

(e)	Aquapolo Ambiental S/A.

As of October 8, 2009, the Company, Aquapolo Ambiental S.A., was incorporated for the purpose of producing, providing and trading reused water for Quattor Química S.A., Quattor Petroquímica S.A., Quattor Participações S.A. and other companies comprising the Petrochemical Complex of Capuava and the metropolitan region of São Paulo.

As of December 31, 2021, the capital of Aquapolo totaled R$ 36,412, and was represented by 42,419,045 registered common shares without a par value. SABESP holds 49% of its equity interest.

The Company pledges as guarantee to the loan acquired through the issuance of debentures, 100% of its shares in Aquapolo Ambiental S/A.

The operations initiated in October 2012.

(f)	Paulista Geradora de Energia

As of April 13, 2015, the Company acquired shares from Empresa Paulista Geradora de Energia S/A - PGE, jointly with Servtec Investimentos e Participações Ltda ("Servtec) and Tecniplan Engenharia e Comércio Ltda ("Tecniplan"), which operational purpose is the implementation and commercial exploration of water potential in small hydroelectric power plants (PCHs), located at the Guaraú and Vertedouro Cascata Water Treatment Stations.

As of December 31, 2020, the capital of Paulista Geradora de Energia was R$ 8,679, represented by 8,679,040 registered common shares without a par value, in which SABESP holds a 25% interest, Servtec holds 37.5% and Tecniplan 37.5%.

As of December 31, 2021, operations had not initiated yet.

Below is a summary of the investees’ financial information and SABESP’s equity interest:

Company	Equity			Dividends distributed	Profit (loss) for the year
	2021	2020	2019	2021	2021	(*)	2020	2019

Sesamm	58,421	51,514	45,923	(2,152)	9,059	—	7,332	4,418
Águas de Andradina	29,591	29,576	30,065	(2,320)	2,424	(89)	778	7,271
Águas de Castilho	9,384	8,533	7,242	(592)	1,428	15	1,613	1,767
Saneaqua Mairinque¹	—	4,013	4,783	—	—	—	(770)	(871)
Attend Ambiental	23,493	11,409	7,486	—	4,701	7,383	3,923	(18,217)
Aquapolo Ambiental	58,172	41,903	37,772	(9,000)	25,269	—	19,131	16,283
Paulista Geradora de Energia	6,153	6,692	7,144	—	(539)	—	(452)	(481)

Company	Investments		Dividends distributed	Other Comprehensive Income	Reclassification	Equity in the earnings of subsidiaries				Interest percentage
	2021	2020	2021	2020	2020	2021	(*)	2020	2019	2021	2020	2019

Sesamm	21,032	18,546	(775)	—	—	3,261	—	2,640	1,591	36%	36%	36%
Águas de Andradina	8,877	8,873	(696)	—	—	727	(27)	233	2,181	30%	30%	30%
Águas de Castilho	2,815	2,560	(178)	—	—	429	4	485	529	30%	30%	30%
Saneaqua Mairinque²	—	—	—	17	(1,203)	—	—	(248)	(262)	4,6%	4,6%	30%
Attend Ambiental	10,572	5,134	—	—	—	2,116	3,322	1,765	(8,198)	45%	45%	45%
Aquapolo Ambiental	28,504	20,532	(4,410)	—	—	12,382	—	9,374	7,979	49%	49%	49%
Paulista Geradora de Energia	1,538	1,673	—	—	—	(135)	—	(113)	(119)	25%	25%	25%
Total	73,338	57,318	(6,059)	17	(1,203)	18,780	3,299	14,136	3,701
Other investments	6,099	6,099
Overall total	79,437	63,417

(*)	Refer to changes in the equity of investees, as their financial statements for the year ended December 31, 2020 were issued, including some adjustments, after the Company’s financial statements.

(¹)	The amounts presented for 2020 refer to July 31, 2020.

(²)	On August 20, 2020, the investee Saneaqua Mairinque held an Extraordinary Shareholders' Meeting that approved a capital increase in the amount of R$ 21,944, through the issue of 17,178,988 shares. SABESP waived its preemptive right in the participation of such capital increase, and the shares then issued because of the capital increase were entirely subscribed by the shareholder BRK Ambiental, resulting in the dilution of SABESP’s interest in the investee. Accordingly, SABESP discontinued the equity accounting method and recorded this financial asset under the fair value on the transaction date, in the amount of R$ 5,734 recorded as “Other investments”. The amounts corresponding to the equity result were recorded until July 2020.